Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of financial assets
The accounting policies for financial instruments have been applied as indicated below:

(in KUSD)	Note	December 31, 2020	December 31, 2019
Financial assets - financial assets
Cash and cash equivalents	5.1 / 17b	439,195	115,551
Other current assets (excluding prepaid expenses)	12	3,100	2,840
Other long-term assets		397	368
Total financial assets (1)		442,692	118,759

Schedule of financial liabilities

(in KUSD)	Note	December 31, 2020	December 31, 2019
Financial liabilities - financial liabilities
Trade accounts payable		5,279	3,329
Accrued liabilities and other payables	19	30,375	15,430
Lease liabilities, short-term and long-term	15	3,467	5,031
Convertible loans, short-term and long-term	21	38,406	—
Convertible loans, derivatives	21	73,208	—
Other long-term liabilities		221	—
Total financial liabilities (1)		150,956	23,790

Net financial position		291,736	94,969
(1) Financial assets and Financial liabilities are recorded at historical or amortized cost with the exception of Convertible loans, derivatives which are recorded at fair value.

Schedule of net debt rollforward	The following is the net debt rollforward for the Company for 2020. No net debt rollforward was presented for 2019 as the Company’s only debt obligation related to its lease liabilities, which were deemed not to be material.

	Notes	Cash and cash equivalents	Convertible loan (1)	Embedded derivative (1)	Lease liabilities (2)	Total
December 31, 2019		115,551	—	—	(5,031)	110,520
Issuance of convertible loan	21	65,000	(37,203)	(27,797)	—	—
Convertible loan transaction costs	21	(3,673)	2,102	—	—	(1,571)
Fair value adjustments	21	—	—	(23,432)	—	(23,432)
Convertible loan accretion	21	—	(4,756)	—	—	(4,756)
Interest payments		(1,557)	1,452		105	—
Lease principal	15	(1,144)	—	—	1,144	—
Other lease activity including foreign exchange	15	—	—	—	315	315
Net cash outflow		264,783	—	—	—	264,783
Foreign exchange on cash		235	—	—	—	235
December 31, 2020 (3)		439,195	(38,406)	(51,229)	(3,467)	346,093
(1) See note 21, “Convertible loans for further information.
(2) See note 15, “Leases” for further information.
(3) Totals may not foot due to rounding.
Schedule of credit quality
The credit quality of financial assets that are neither past due nor impaired is assessed below by reference to S&P’s credit ratings (where available) or to historical information about counterparty default rates:

(in KUSD)	December 31, 2020	December 31, 2019
Cash and cash equivalents
UBS	144,989	51,983
Credit Suisse	145,238	62,652
JP Morgan Chase	3,768	916
Bank of America	145,200	—
	439,195	115,551